TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 0	$ 132
Capital loss carryforwards (in Israel)	2,491	2,179
Prepayment for non-deductible expenses	884	886
Reserves and other	457	443
Total gross deferred taxes	3,832	3,640
Less valuation allowance	(2,492)	(2,179)
Deferred tax assets, net	1,340	1,461
Undistributed income of subsidiaries	(216)	(200)
Property and equipment	(737)	(765)
Total deferred tax liabilities	(953)	(965)
Net deferred tax assets (liabilities)	$ 387	$ 496